Significant Accounting Policies - Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) per Share (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Denominator:
Weighted-average shares outstanding		11,500,000
Basic and diluted net income/(loss) per share		$ 0.00
Class A Common Stock
Numerator:
Allocation of net income/(loss) including accretion of temporary equity	$ (1,771,211)		$ (31,106,139)
Denominator:
Weighted-average shares outstanding	45,000,000		39,779,006
Basic and diluted net income/(loss) per share	$ (0.04)		$ (0.78)
Class F Common Stock
Numerator:
Allocation of net income/(loss) including accretion of temporary equity	$ (442,803)		$ (8,867,410)
Denominator:
Weighted-average shares outstanding	11,250,000		11,339,779
Basic and diluted net income/(loss) per share	$ (0.04)		$ (0.78)